Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land	Leasehold Improvements	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction- in-progress	Total
Balance, December 31, 2024	$2,215,000	$136,661	$11,418	$4,939	$–	$–	$–	$–	$2,368,018
Acquisition (Note 4)	–	–	3,765	6,574	534,284	2,323,038	423,505	832,054	4,123,220
Additions	150,000	–	–	–	1,076,062	7,764	230	–	1,234,056
Impact of loss of control of Canmart	–	(1,627)	(8,405)	(5,308)	–	–	–	–	(15,340)
Impairment loss	(2,158,885)	–	(1,999)	(3,931)	(906,133)	(1,324,749)	(239,853)	(466,648)	(5,102,198)
Foreign exchange movements	109,504	6,660	498	412	(52,473)	(15,848)	(15,207)	(19,913)	13,633
Balance, December 31, 2025	315,619	141,694	5,277	2,686	651,740	990,205	168,675	345,493	2,621,389
Additions	–	–	–	–	929,600	339,458	–	–	1,269,058
Foreign exchange movements	–	(5,079)	(56)	38	(3,412)	1,083	3,309	3,081	(1,036)
Balance, June 30, 2026	$315,619	$136,615	$5,221	$2,724	$1,577,928	$1,330,746	$171,984	$348,574	$3,889,411

Accumulated depreciation	Land	Leasehold Improvements	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction -in-progress	Total
Balance, December 31, 2024	$–	$18,625	$7,633	$2,578	$–	$–	$–	$–	$28,836
Depreciation	–	27,804	1,583	115	124,721	111,445	14,320	–	279,988
Depreciation – from discontinued operation	–	104	309	513	–	–	–	–	926
Impact of loss of control of Canmart	–	(760)	(8,204)	(3,309)	–	–	–	–	(12,273)
Foreign exchange movements	–	1,458	431	181	(38,637)	(509)	(4,843)	–	(41,919)
Balance, December 31, 2025	–	47,231	1,752	78	86,084	110,936	9,477	–	255,558
Depreciation	–	14,094	881	64	54,347	64,600	2,140	–	136,126
Foreign exchange movements	–	(2,125)	(12)	14	15,145	436	1,890	–	15,348
Balance, June 30, 2026	$–	$59,200	$2,621	$156	$155,576	$175,972	$13,507	$–	$407,032

Net book value	Land	Leasehold Improvements	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction -in-progress	Total
Balance, December 31, 2025	$315,619	$94,463	$3,525	$2,608	$565,656	$879,269	$159,198	$345,493	$2,365,831
Balance, June 30, 2026	$315,619	$77,415	$2,600	$2,568	$1,422,352	$1,154,774	$158,477	$348,574	$3,482,379